EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
Schedule of earnings per share for continuing operations

Continuing operations (In millions of U.S. dollars, except share and per share amounts)	2017	2016	2015
Numerator:
(Loss) / profit for the period attributable to the owners of the parent	(483)	(380)	(917)
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,748
Effect of dilutive securities: Employee stock options (in millions)	—	—	1

Denominator for diluted earnings per share (in millions)	1,749	1,749	1,749

Basic (loss) / earnings per share	$(0.28)	$(0.22)	$(0.52)
Diluted (loss) / earnings per share	$(0.28)	$(0.22)	$(0.52)

Schedule of earnings per share for discontinuing operations

Discontinued operations (In millions of U.S. dollars, except share and per share amounts)	2017	2016	2015
Numerator:
(Loss) / profit for the period attributable to the owners of the parent	—	2,708	262
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,749	1,749	1,748
Effect of dilutive securities: Employee stock options (in millions)	—	—	1

Denominator for diluted earnings per share (in millions)	1,749	1,749	1,749

Basic (loss) / earnings per share	$0.00	$1.55	$0.15
Diluted (loss) / earnings per share	$0.00	$1.55	$0.15